6. EQUITY (Details Narrative)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Preferred Stock, shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, shares Issued	0	0
Preferred Stock, shares Outstanding	0	0	0